Statement of Changes in Net Assets Available for Benefits - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Dividends, interest and capital gains	$ 3,432,822
Net realized/unrealized appreciation in fair value of investments	32,775,536
Total investment gain	36,208,358
Interest income on notes receivable - participants	367,644
Contributions:
Participant	13,507,727
Company, net	5,293,825
Rollovers	930,629
Total contributions	19,732,181
Total additions	56,308,183
Deductions from net assets attributed to:
Benefits paid to participants	43,701,256
Plan expenses, net	472,457
Total deductions	44,173,713
Increase in net assets available for benefits	12,134,470
Net assets available for benefits - beginning of year	257,285,355
Net assets available for benefits - end of year	$ 269,419,825